Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THE COMMUNITY DEVELOPMENT FUND
Entity Central Index Key	0001649227
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000161514
Shareholder Report [Line Items]
Fund Name	The Community Development Fund
Class Name	Class A
Trading Symbol	CDCDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the The Community Development Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.communitydevelopmentfund.com/the-fund/. You can also request this information by contacting us at 1-844-445-4405.
Additional Information Phone Number	1-844-445-4405
Additional Information Website	https://www.communitydevelopmentfund.com/the-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Community Development Fund, Class A Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 335,866,979
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 484,920
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$335,866,979	207	$484,920	25%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Short-Term Investment	0.2%
Mortgage-Backed Security	1.5%
Municipal Bonds	3.1%
U.S. Treasury Obligations	3.3%
U.S. Government & Agency Obligations	90.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC Multifamily Structured Pass Through Certificates, 4.80%, 1/25/2032, Cl A2	2.0%
FRETE, 5.06%, 1/25/2043, Cl AUS	1.7%
FHLMC Multifamily Structured Pass Through Certificates, 4.05%, 7/25/2033, Cl A2	1.5%
BX Commercial Mortgage Trust, 4.85%, 6/15/2043, Cl A	1.5%
FHLMC Multifamily Structured Pass Through Certificates, 4.08%, 12/25/2030, Cl AS	1.5%
FNMA, 4.52%, 1/1/2033	1.5%
FHLMC Multifamily Structured Pass Through Certificates, 4.58%, 8/25/2035, Cl A2	1.5%
FRTEB, 4.03%, 8/25/2041, Cl AUS	1.5%
FNMA, 4.40%, 7/25/2033, Cl A2	1.5%
FHLMC Multifamily Structured Pass Through Certificates, 5.00%, 2/25/2035, Cl A2	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-445-4405
Updated Prospectus Web Address	https://www.communitydevelopmentfund.com/the-fund/